Leases - Maturities of Lease Liabilities Under Non-Cancellable Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases
2022	$ 5,375
2023	5,445
2024	5,370
2025	5,291
2026	5,380
Thereafter	8,092
Total lease payments	34,953
Less: Interest	8,906
Total lease liabilities	26,047
Finance Leases
2022	595
2023	567
2024	79
2025	0
2026	0
Thereafter	0
Total lease payments	1,241
Less: Interest	92
Total lease liabilities	1,150
Total
2022	5,970
2023	6,012
2024	5,449
2025	5,291
2026	5,380
Thereafter	8,092
Total lease payments	36,194
Less: Interest	8,998
Total lease liabilities	$ 27,197